DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Jun. 30, 2024
Deposits Prepayments And Other Receivables Net
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Deposits, prepayments and other receivables, net consist of the following:

	As of
	June 30, 2024	December 31, 2023
Consideration receivable	$1,625,779	$1,625,779
Deposits	89,970	18,067
Prepayments	1,993,021	3,941,488
Other receivables	754,919	773,010
Less: allowance for expected credit losses	—	—
Total	$4,463,689	$6,358,344

SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit losses is as follow:

	Six months ended June 30, 2024	Year ended December 31, 2023

Balance at beginning of	$—	$(69,000)
Written-off	—	69,000
Balance at end of	$—	$—